Consolidated Statement of Shareholders Equity (USD $)	Common Stock	Additional Paid-In Capital	Subscription Receivable	Retained Earnings / Accumulated Deficit	Total
Begining balance, shares outstanding at Dec. 31, 2011					9,663,667
Issuance of common stock for cash, shares	3,500
Issuance of common stock for cash, amount	$ 4				$ 0
Issuance of common stock, APIC		2,621	(2,625)
Issuance of common stock for services, shares	583				3,500
Net income (loss)				(262,329)	(262,329)
Subscription payable at Dec. 31, 2012			$ 0
Common stock, shares outstanding at Dec. 31, 2012					9,667,750